Distribution Date:	08/17/26	CSAIL 2019-C18 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12597DAA3	1.966400%	25,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12597DAB1	2.844900%	65,479,000.00	11,824,935.01	27,680.86	28,033.96	0.00	0.00	55,714.82	11,797,254.15	34.61%	30.00%
A-3	12597DAC9	2.716100%	146,016,000.00	146,016,000.00	0.00	330,495.05	0.00	0.00	330,495.05	146,016,000.00	34.61%	30.00%
A-4	12597DAD7	2.968000%	209,018,000.00	209,018,000.00	0.00	516,971.19	0.00	0.00	516,971.19	209,018,000.00	34.61%	30.00%
A-SB	12597DAE5	2.868000%	36,487,000.00	24,229,435.56	611,692.43	57,908.35	0.00	0.00	669,600.78	23,617,743.13	34.61%	30.00%
A-S	12597DAH8	3.321400%	52,537,000.00	52,537,000.00	0.00	145,413.66	0.00	0.00	145,413.66	52,537,000.00	25.82%	22.38%
B	12597DAJ4	3.593900%	32,728,000.00	32,728,000.00	0.00	98,017.63	0.00	0.00	98,017.63	32,728,000.00	20.34%	17.63%
C	12597DAK1	4.037813%	31,866,000.00	31,866,000.00	0.00	107,224.13	0.00	0.00	107,224.13	31,866,000.00	15.00%	13.00%
D	12597DAS4	2.500000%	20,671,000.00	20,671,000.00	0.00	43,064.58	0.00	0.00	43,064.58	20,671,000.00	11.54%	10.00%
E	12597DAU9	2.500000%	17,225,000.00	17,225,000.00	0.00	35,885.42	0.00	0.00	35,885.42	17,225,000.00	8.65%	7.50%
F	12597DAW5	2.750000%	17,225,000.00	17,225,000.00	0.00	39,473.96	0.00	0.00	39,473.96	17,225,000.00	5.77%	5.00%
G	12597DAY1	2.750000%	6,890,000.00	6,890,000.00	0.00	15,789.58	0.00	0.00	15,789.58	6,890,000.00	4.62%	4.00%
NR-RR	12597DBB0	4.037813%	27,561,002.00	27,561,002.00	0.00	62,924.05	0.00	0.00	62,924.05	27,561,002.00	0.00%	0.00%
Z	12597DBE4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597DBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			689,009,002.00	597,791,372.57	639,373.29	1,481,201.56	0.00	0.00	2,120,574.85	597,151,999.28

X-A	12597DAF2	1.119615%	534,843,000.00	443,625,370.57	0.00	413,908.09	0.00	0.00	413,908.09	442,985,997.28
X-B	12597DAG0	0.224919%	64,594,000.00	64,594,000.00	0.00	12,106.99	0.00	0.00	12,106.99	64,594,000.00
X-D	12597DAL9	1.537813%	37,896,000.00	37,896,000.00	0.00	48,564.14	0.00	0.00	48,564.14	37,896,000.00
X-F	12597DAN5	1.287813%	17,225,000.00	17,225,000.00	0.00	18,485.48	0.00	0.00	18,485.48	17,225,000.00
X-G	12597DAQ8	1.287813%	6,890,000.00	6,890,000.00	0.00	7,394.19	0.00	0.00	7,394.19	6,890,000.00
Notional SubTotal			661,448,000.00	570,230,370.57	0.00	500,458.89	0.00	0.00	500,458.89	569,590,997.28

Deal Distribution Total					639,373.29	1,981,660.45	0.00	0.00	2,621,033.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597DAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12597DAB1	180.59125842	0.42274409	0.42813665	0.00000000	0.00000000	0.00000000	0.00000000	0.85088074	180.16851433
A-3	12597DAC9	1,000.00000000	0.00000000	2.26341668	0.00000000	0.00000000	0.00000000	0.00000000	2.26341668	1,000.00000000
A-4	12597DAD7	1,000.00000000	0.00000000	2.47333335	0.00000000	0.00000000	0.00000000	0.00000000	2.47333335	1,000.00000000
A-SB	12597DAE5	664.05666566	16.76466769	1.58709540	0.00000000	0.00000000	0.00000000	0.00000000	18.35176309	647.29199797
A-S	12597DAH8	1,000.00000000	0.00000000	2.76783334	0.00000000	0.00000000	0.00000000	0.00000000	2.76783334	1,000.00000000
B	12597DAJ4	1,000.00000000	0.00000000	2.99491659	0.00000000	0.00000000	0.00000000	0.00000000	2.99491659	1,000.00000000
C	12597DAK1	1,000.00000000	0.00000000	3.36484435	0.00000000	0.00000000	0.00000000	0.00000000	3.36484435	1,000.00000000
D	12597DAS4	1,000.00000000	0.00000000	2.08333317	0.00000000	0.00000000	0.00000000	0.00000000	2.08333317	1,000.00000000
E	12597DAU9	1,000.00000000	0.00000000	2.08333353	0.00000000	0.00000000	0.00000000	0.00000000	2.08333353	1,000.00000000
F	12597DAW5	1,000.00000000	0.00000000	2.29166676	0.00000000	0.00000000	0.00000000	0.00000000	2.29166676	1,000.00000000
G	12597DAY1	1,000.00000000	0.00000000	2.29166618	0.00000000	0.00000000	0.00000000	0.00000000	2.29166618	1,000.00000000
NR-RR	12597DBB0	1,000.00000000	0.00000000	2.28308281	1.08176147	10.79432308	0.00000000	0.00000000	2.28308281	1,000.00000000
Z	12597DBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597DBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597DAF2	829.44970874	0.00000000	0.77388708	0.00000000	0.00000000	0.00000000	0.00000000	0.77388708	828.25426766
X-B	12597DAG0	1,000.00000000	0.00000000	0.18743211	0.00000000	0.00000000	0.00000000	0.00000000	0.18743211	1,000.00000000
X-D	12597DAL9	1,000.00000000	0.00000000	1.28151098	0.00000000	0.00000000	0.00000000	0.00000000	1.28151098	1,000.00000000
X-F	12597DAN5	1,000.00000000	0.00000000	1.07317736	0.00000000	0.00000000	0.00000000	0.00000000	1.07317736	1,000.00000000
X-G	12597DAQ8	1,000.00000000	0.00000000	1.07317707	0.00000000	0.00000000	0.00000000	0.00000000	1.07317707	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	28,033.96	0.00	28,033.96	0.00	0.00	0.00	28,033.96	0.00
A-3	07/01/26 - 07/30/26	30	0.00	330,495.05	0.00	330,495.05	0.00	0.00	0.00	330,495.05	0.00
A-4	07/01/26 - 07/30/26	30	0.00	516,971.19	0.00	516,971.19	0.00	0.00	0.00	516,971.19	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	57,908.35	0.00	57,908.35	0.00	0.00	0.00	57,908.35	0.00
X-A	07/01/26 - 07/30/26	30	0.00	413,908.09	0.00	413,908.09	0.00	0.00	0.00	413,908.09	0.00
X-B	07/01/26 - 07/30/26	30	0.00	12,106.99	0.00	12,106.99	0.00	0.00	0.00	12,106.99	0.00
A-S	07/01/26 - 07/30/26	30	0.00	145,413.66	0.00	145,413.66	0.00	0.00	0.00	145,413.66	0.00
B	07/01/26 - 07/30/26	30	0.00	98,017.63	0.00	98,017.63	0.00	0.00	0.00	98,017.63	0.00
C	07/01/26 - 07/30/26	30	0.00	107,224.13	0.00	107,224.13	0.00	0.00	0.00	107,224.13	0.00
X-D	07/01/26 - 07/30/26	30	0.00	48,564.14	0.00	48,564.14	0.00	0.00	0.00	48,564.14	0.00
X-F	07/01/26 - 07/30/26	30	0.00	18,485.48	0.00	18,485.48	0.00	0.00	0.00	18,485.48	0.00
X-G	07/01/26 - 07/30/26	30	0.00	7,394.19	0.00	7,394.19	0.00	0.00	0.00	7,394.19	0.00
D	07/01/26 - 07/30/26	30	0.00	43,064.58	0.00	43,064.58	0.00	0.00	0.00	43,064.58	0.00
E	07/01/26 - 07/30/26	30	0.00	35,885.42	0.00	35,885.42	0.00	0.00	0.00	35,885.42	0.00
F	07/01/26 - 07/30/26	30	0.00	39,473.96	0.00	39,473.96	0.00	0.00	0.00	39,473.96	0.00
G	07/01/26 - 07/30/26	30	0.00	15,789.58	0.00	15,789.58	0.00	0.00	0.00	15,789.58	0.00
NR-RR	07/01/26 - 07/30/26	30	266,790.22	92,738.48	0.00	92,738.48	29,814.43	0.00	0.00	62,924.05	297,502.36
Totals			266,790.22	2,011,474.88	0.00	2,011,474.88	29,814.43	0.00	0.00	1,981,660.45	297,502.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,621,033.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,023,070.04	Master Servicing Fee	4,774.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,250.60
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	257.38
ARD Interest	0.00	Operating Advisor Fee	1,183.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	128.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,023,070.04	Total Fees	11,595.18

Principal		Expenses/Reimbursements
Scheduled Principal	639,373.29	Reimbursement for Interest on Advances	11,742.26
Unscheduled Principal Collections		ASER Amount	7,480.98
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,988.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,603.19
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	639,373.29	Total Expenses/Reimbursements	29,814.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,981,660.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	639,373.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,621,033.74
Total Funds Collected	2,662,443.33	Total Funds Distributed	2,662,443.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	597,791,373.26	597,791,373.26	Beginning Certificate Balance	597,791,372.57
(-) Scheduled Principal Collections	639,373.29	639,373.29	(-) Principal Distributions	639,373.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	597,151,999.97	597,151,999.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	597,900,047.34	597,900,047.34	Ending Certificate Balance	597,151,999.28
Ending Actual Collateral Balance	597,209,003.59	597,209,003.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.69)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP
	$9,999,999 or less	29	190,228,034.74	31.86%	33	4.2743	2.003599	1.49 or less	9	81,167,434.22	13.59%	38	4.1466	1.143401
$10,000,000 to $19,999,999		7	104,343,356.67	17.47%	39	4.0440	1.713130	1.50 to 1.74	10	117,144,415.45	19.62%	29	4.1689	1.608507
$20,000,000 to $29,999,999		3	69,500,000.00	11.64%	39	3.3710	3.609065	1.75 to 1.99	6	69,525,371.60	11.64%	39	4.1461	1.884108
$30,000,000 to $39,999,999		2	73,681,448.96	12.34%	38	3.3224	2.496061	2.00 to 2.99	9	85,218,639.94	14.27%	39	3.9607	2.409964
	$40,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.00 or greater	7	84,696,979.16	14.18%	39	3.1101	4.451589
	Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397	Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	15	159,399,159.60	26.69%	39	3.9685	NAP	South Carolina	1	4,316,909.17	0.72%	39	3.9000	2.210000
Alabama	2	3,373,481.25	0.56%	38	4.2624	1.632673	Texas	3	21,779,584.56	3.65%	39	4.0192	2.069357
Arizona	3	22,584,227.99	3.78%	38	4.2323	2.272251	Virginia	1	4,373,133.43	0.73%	39	2.6533	6.120000
California	3	65,764,234.66	11.01%	39	3.6262	2.424093	Wisconsin	2	3,152,318.00	0.53%	38	4.4500	1.510000
Connecticut	1	4,870,368.67	0.82%	38	4.2115	0.350000	Totals	77	597,151,999.97	100.00%	37	3.9298	2.193397
Florida	3	13,761,132.78	2.30%	39	3.9983	1.973920
									Property Type³
Georgia	3	6,316,363.01	1.06%	38	4.0329	1.366412
Illinois	1	15,881,019.51	2.66%	40	4.0600	1.840000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	4	12,385,316.30	2.07%	39	2.6533	6.120000		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	2,039,122.51	0.34%	39	2.6533	6.120000	Defeased	15	159,399,159.60	26.69%	39	3.9685	NAP
Kentucky	1	2,578,705.66	0.43%	39	2.6533	6.120000	Industrial	19	71,781,531.33	12.02%	39	3.4648	3.823782
Louisiana	2	18,249,743.81	3.06%	38	4.0854	1.452929	Lodging	4	21,535,469.52	3.61%	39	4.4496	2.273125
Maryland	1	1,850,895.84	0.31%	39	2.6533	6.120000	Mixed Use	4	25,779,682.13	4.32%	39	4.5131	0.963932
Michigan	3	42,908,167.25	7.19%	37	3.6424	1.572986	Mobile Home Park	4	13,789,799.88	2.31%	39	4.4045	2.979958
Minnesota	4	7,765,220.29	1.30%	39	4.6000	1.580000	Multi-Family	8	74,188,625.38	12.42%	38	3.7938	1.804996
Missouri	1	3,871,195.59	0.65%	39	2.6533	6.120000	Office	4	59,875,442.23	10.03%	19	4.0638	1.513223
Nebraska	1	8,250,000.00	1.38%	39	4.3700	1.970000	Retail	19	170,802,289.93	28.60%	39	3.9094	2.229187
Nevada	2	41,997,253.60	7.03%	12	4.0906	2.293134	Totals	77	597,151,999.97	100.00%	37	3.9298	2.193397
New Hampshire	1	13,063,216.06	2.19%	39	4.0200	2.080000
New Jersey	1	4,132,266.81	0.69%	38	4.2500	1.730000
New York	7	53,019,187.86	8.88%	39	4.3529	1.777850
North Carolina	2	14,604,294.61	2.45%	39	4.3931	1.450159
Ohio	3	15,582,900.71	2.61%	39	3.5926	3.853905
Oklahoma	1	7,736,534.49	1.30%	40	4.6000	2.510000
Pennsylvania	4	21,546,045.98	3.61%	38	3.6625	1.781924

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP
	3.4999% or less	5	111,370,000.00	18.65%	38	3.0826	3.814361	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	6	80,597,794.24	13.50%	38	3.7392	1.764099	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	11	102,324,929.77	17.14%	39	4.1082	1.663990	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	10	68,123,407.99	11.41%	39	4.3889	1.943217	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	56,839,454.77	9.52%	39	4.5390	1.646014	49 months or greater	41	437,752,840.37	73.31%	36	3.9158	2.272145
	4.7500% to 4.9999%	2	18,497,253.60	3.10%	(22)	4.9795	1.700000	Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP
	84 months or less	41	437,752,840.37	73.31%	36	3.9158	2.272145	Interest Only	10	170,725,000.00	28.59%	39	3.5271	3.157201
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	31	267,027,840.37	44.72%	34	4.1642	1.706282
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	159,399,159.60	26.69%	39	3.9685	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	414,385,218.10	69.39%	39	3.8648	2.320276
	13 months to 24 months	1	4,870,368.67	0.82%	38	4.2115	0.350000
	25 months or greater	2	18,497,253.60	3.10%	(22)	4.9795	1.700000
	Totals	55	597,151,999.97	100.00%	37	3.9298	2.193397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	30316769	OF	Caledonia Township	MI	Actual/360	3.550%	107,569.52	57,126.31	0.00	N/A	09/09/29	--	35,188,575.27	35,131,448.96	08/09/26
1	30317175	MF	Las Vegas	NV	Actual/360	3.391%	151,549.44	0.00	0.00	N/A	11/01/29	--	51,900,000.00	51,900,000.00	08/01/26
3	30317177	RT	Signal Hill	CA	Actual/360	3.115%	103,405.02	0.00	0.00	N/A	10/01/29	--	38,550,000.00	38,550,000.00	08/01/26
5A5	30317178	IN	Various	Various	Actual/360	2.653%	57,118.79	0.00	0.00	N/A	11/07/29	--	25,000,000.00	25,000,000.00	08/07/26
5A8	30317179				Actual/360	2.653%	21,293.89	0.00	0.00	N/A	11/07/29	--	9,320,000.00	9,320,000.00	08/07/26
6	30317180	MF	Las Vegas	NV	Actual/360	3.391%	68,620.65	0.00	0.00	N/A	11/01/29	--	23,500,000.00	23,500,000.00	08/01/26
7	30317181	RT	New York	NY	Actual/360	4.203%	76,004.25	0.00	0.00	N/A	11/06/29	--	21,000,000.00	21,000,000.00	08/06/26
11	30317182	MF	Baton Rouge	LA	Actual/360	4.090%	56,991.36	32,534.36	0.00	N/A	10/06/29	--	16,181,788.29	16,149,253.93	08/06/26
12	30317183	IN	Montgomery	IL	Actual/360	4.060%	55,625.75	29,730.60	0.00	N/A	12/01/29	--	15,910,750.11	15,881,019.51	08/01/26
13	30317184	RT	Nanuet	NY	Actual/360	4.500%	65,875.00	0.00	0.00	N/A	11/06/29	--	17,000,000.00	17,000,000.00	08/06/26
15	30317185	MF	Philadelphia	PA	Actual/360	3.498%	45,184.59	0.00	0.00	N/A	09/08/29	--	15,000,000.00	15,000,000.00	08/08/26
16	30317186	RT	Plaistow	NH	Actual/360	4.020%	45,312.14	26,473.22	0.00	N/A	11/01/29	--	13,089,689.28	13,063,216.06	08/01/26
17	30317187	OF	Austin	TX	Actual/360	3.984%	42,520.17	23,593.28	0.00	N/A	11/06/29	--	12,394,141.87	12,370,548.59	08/06/26
18	30317188	LO	Charlotte	NC	Actual/360	4.210%	44,006.30	23,803.44	0.00	N/A	11/01/29	--	12,138,739.08	12,114,935.64	08/01/26
19	30317189	Various Rochester		NY	Actual/360	4.350%	45,101.40	20,111.94	0.00	N/A	11/01/29	--	12,040,418.64	12,020,306.70	08/01/26
20	30317190	IN	Kinston	NC	Actual/360	4.400%	37,139.87	27,505.31	0.00	N/A	11/06/29	--	9,802,310.98	9,774,805.67	08/06/26
22	30317191	RT	Mesa	AZ	Actual/360	3.960%	32,390.31	19,396.91	0.00	N/A	11/01/29	--	9,498,624.90	9,479,227.99	08/01/26
23	30317192	RT	Various	Various	Actual/360	3.940%	29,492.42	17,903.85	0.00	N/A	10/06/29	--	8,692,706.82	8,674,802.97	08/06/26
24	30317193	RT	Summerville	SC	Actual/360	3.910%	29,318.96	14,835.60	0.00	N/A	10/01/29	--	8,707,882.93	8,693,047.33	08/01/26
26	30317194	RT	Sharonville	OH	Actual/360	4.089%	27,390.12	15,557.76	0.00	N/A	11/06/29	--	7,778,888.88	7,763,331.12	08/06/26
27	30317195	Various Bemidji		MN	Actual/360	4.600%	30,815.53	14,297.17	0.00	N/A	11/06/29	--	7,779,517.47	7,765,220.30	08/06/26
28	30317196	LO	Oklahoma City	OK	Actual/360	4.600%	30,701.34	14,155.04	0.00	N/A	12/01/29	--	7,750,689.53	7,736,534.49	08/01/26
29	30317197	RT	Omaha	NE	Actual/360	4.370%	31,045.21	0.00	0.00	N/A	11/06/29	--	8,250,000.00	8,250,000.00	08/06/26
30	30317198	RT	Naples	FL	Actual/360	4.100%	28,171.20	11,451.07	0.00	N/A	12/01/29	--	7,979,255.49	7,967,804.42	08/01/26
31	30317199	IN	Various	Various	Actual/360	4.450%	28,740.94	11,556.56	0.00	N/A	10/06/29	--	7,500,353.52	7,488,796.96	08/06/26
32	30317200	RT	Riverside	CA	Actual/360	3.920%	26,253.10	11,572.08	0.00	12/01/29	11/01/34	--	7,777,416.76	7,765,844.68	08/01/26
33	30317201	MF	Tyler	TX	Actual/360	4.130%	26,197.63	11,991.42	0.00	N/A	11/06/29	--	7,366,356.20	7,354,364.78	08/06/26
34	30317202	MF	Midlothian	TX	Actual/360	4.060%	23,852.89	11,251.41	0.00	N/A	11/01/29	--	6,822,693.20	6,811,441.79	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30317204	MH	Phoenix	AZ	Actual/360	4.410%	25,823.00	0.00	0.00	N/A	11/01/29	--	6,800,000.00	6,800,000.00	08/01/26
39	30317206	MH	Desert Hot Springs	CA	Actual/360	4.280%	22,487.44	9,602.91	0.00	N/A	12/01/29	--	6,101,506.51	6,091,903.60	08/01/26
41	30317207	MH	West Salem	WI	Actual/360	4.050%	17,935.81	9,681.58	0.00	N/A	11/06/29	--	5,142,883.65	5,133,202.07	08/06/26
43	30317208	LO	Fredericksburg	TX	Actual/360	4.450%	18,570.80	9,133.73	0.00	N/A	11/06/29	--	4,846,313.01	4,837,179.28	08/06/26
44	30317209	MF	Greenville	NC	Actual/360	4.400%	18,341.89	9,199.96	0.00	N/A	11/06/29	--	4,840,968.79	4,831,768.83	08/06/26
46	30317210	LO	Secaucus	NJ	Actual/360	4.250%	15,166.57	11,920.34	0.00	N/A	10/06/29	--	4,144,187.15	4,132,266.81	08/06/26
47	30317211	IN	Greenville	SC	Actual/360	3.900%	14,525.66	8,350.25	0.00	N/A	11/01/29	--	4,325,259.42	4,316,909.17	08/01/26
48	30317212	MF	Atlanta	GA	Actual/360	4.150%	15,335.07	7,511.79	0.00	N/A	09/06/29	--	4,291,197.03	4,283,685.24	08/06/26
50	30317213	RT	Salina	KS	Actual/360	4.020%	10,853.27	6,375.22	0.00	N/A	10/01/29	--	3,135,272.87	3,128,897.65	08/01/26
51	30317214	MH	Monticello	NY	Actual/360	4.580%	11,849.10	5,540.19	0.00	N/A	11/06/29	--	3,004,421.35	2,998,881.16	08/06/26
52	30317215	RT	Tuscaloosa	AL	Actual/360	4.190%	8,808.68	7,073.65	0.00	N/A	10/06/29	--	2,441,392.80	2,434,319.15	08/06/26
54	30317216	MH	Broussard	LA	Actual/360	4.050%	7,338.39	3,708.56	0.00	N/A	11/06/29	--	2,104,198.44	2,100,489.88	08/06/26
55	30317217	MH	Middlefield	OH	Actual/360	4.500%	7,337.47	3,112.91	0.00	N/A	09/06/29	--	1,893,541.75	1,890,428.84	08/06/26
53	30503665	IN	Ithaca	MI	Actual/360	5.280%	11,803.64	4,264.20	0.00	N/A	10/06/29	--	2,596,107.94	2,591,843.74	08/06/26
40	30503795	RT	Chandler	AZ	Actual/360	4.450%	24,160.41	0.00	0.00	N/A	09/06/29	--	6,305,000.00	6,305,000.00	08/06/26
49	30503959	RT	Philadelphia	PA	Actual/360	4.350%	13,832.01	7,076.09	0.00	N/A	11/06/29	--	3,692,639.72	3,685,563.63	08/06/26
9	30504028	MF	Louisville	KY	Actual/360	4.100%	65,919.37	30,720.30	0.00	N/A	10/06/29	--	18,671,103.99	18,640,383.69	08/06/26
42	30504039	OF	Danbury	CT	Actual/360	4.212%	17,697.62	9,619.66	0.00	N/A	10/06/29	--	4,879,988.33	4,870,368.67	05/06/26
45	30504095	LO	McLeansville	NC	Actual/360	4.379%	18,245.86	9,227.81	0.00	N/A	11/06/29	--	4,838,716.75	4,829,488.94	08/06/26
14	30504140	RT	Various	Various	Actual/360	3.786%	49,739.82	27,273.35	0.00	N/A	11/06/29	--	15,256,833.82	15,229,560.47	08/06/26
21	30504172	98	Various	Various	Actual/360	5.000%	49,944.44	0.00	0.00	N/A	11/06/29	--	11,600,000.00	11,600,000.00	08/06/26
25	30504223	LO	Norfolk	VA	Actual/360	4.231%	32,790.25	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	08/06/26
37	30504226	MF	Jacksonville	NC	Actual/360	4.211%	21,611.60	11,685.24	0.00	N/A	11/06/29	--	5,959,948.92	5,948,263.68	08/06/26
10A1	30504310	MU	Petaluma	CA	Actual/360	4.522%	37,915.64	12,883.69	0.00	N/A	11/06/29	--	9,737,078.68	9,724,194.99	08/06/26
10A2	30504311				Actual/360	4.522%	37,915.64	12,883.69	0.00	N/A	11/06/29	--	9,737,078.68	9,724,194.99	08/06/26
8A2	30504481	OF	Las Vegas	NV	Actual/360	4.979%	39,716.40	13,840.42	0.00	N/A	10/06/24	10/06/25	9,262,467.22	9,248,626.80	07/06/26
8A3	30504482				Actual/360	4.979%	39,716.40	13,840.42	0.00	N/A	10/06/24	10/06/25	9,262,467.22	9,248,626.80	07/06/26
Totals							2,023,070.04	639,373.29	0.00				597,791,373.26	597,151,999.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	8,273,324.70	2,093,824.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	4,569,292.93	1,070,106.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	37,400,632.32	9,382,929.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	37,400,632.32	9,382,929.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,352,807.08	2,277,664.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,372,918.13	1,418,531.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,418,978.87	1,407,095.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,044,271.18	500,918.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,506,445.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	11,587,924.00	11,206,769.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,901,474.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,448,317.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,235,155.87	1,241,568.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,183,890.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,381,823.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,208,140.33	1,263,360.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	910,751.08	932,285.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,482,003.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	721,408.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,036,478.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	7,073,630.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	979,857.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	647,520.59	602,815.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	719,544.34	831,419.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,194,173.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	2,157,813.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	559,992.28	651,421.74	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	300,956.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	709,199.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	363,173.52	348,150.17	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	415,041.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	325,768.90	409,123.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	713,345.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	426,206.22	120,478.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	244.76	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	183,545.82	0.00	--	--	--	0.00	0.00	27,251.10	81,920.59	31,035.34	0.00
45	541,455.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,234,361.82	964,885.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A1	1,715,393.28	447,375.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	1,715,393.28	447,375.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	--	--	08/11/26	872,776.45	3,740.49	49,796.39	49,796.39	0.00	0.00
8A3	0.00	0.00	--	--	08/11/26	872,776.45	3,740.49	49,796.39	49,796.39	0.00	0.00
Totals	146,413,043.37	47,001,027.67				1,745,552.90	7,480.98	126,843.88	181,513.37	31,280.10	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	4,870,368.67	0	0.00	0	0.00	2	18,497,253.60	0	0.00	0	0.00	0	0.00	3.929845%	3.907325%	37
07/17/26	1	4,879,988.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930086%	3.907561%	38
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930344%	3.907813%	39
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930583%	3.908046%	40
04/17/26	1	4,909,777.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930837%	3.908295%	41
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.931073%	3.908525%	42
02/18/26	1	4,930,421.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.931360%	3.908806%	43
01/16/26	1	4,939,824.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.931592%	3.909033%	44
12/17/25	1	16,124,891.62	0	0.00	1	4,949,193.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.931823%	3.909259%	45
11/18/25	0	0.00	1	4,959,106.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.932070%	3.909501%	46
10/20/25	1	4,968,405.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.932298%	3.909724%	47
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.932543%	3.909962%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
42	30504039	05/06/26	2	2	27,251.10	81,920.59	35,165.44	4,899,691.45	11/13/25	7
8A2	30504481	07/06/26	0	5	49,796.39	49,796.39	0.00	9,262,467.22	10/15/24	7			05/11/26
8A3	30504482	07/06/26	0	5	49,796.39	49,796.39	0.00	9,262,467.22	10/15/24	7			05/11/26
Totals					126,843.88	181,513.37	35,165.44	23,424,625.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		18,497,254	0	0		18,497,254
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		570,888,902	566,018,533	4,870,369		0
49 - 60 Months		0	0	0		0
> 60 Months		7,765,845	7,765,845	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	597,152,000	573,784,378	0	4,870,369	0	18,497,254
Jul-26	597,791,373	574,386,450	4,879,988	18,524,934	0	0
Jun-26	598,469,373	579,914,321	0	0	18,555,053	0
May-26	599,104,048	580,521,562	0	0	18,582,487	0
Apr-26	599,777,517	576,255,373	4,909,777	0	18,612,367	0
Mar-26	600,407,527	581,767,971	0	0	18,639,556	0
Feb-26	601,158,939	577,554,171	4,930,422	0	18,674,346	0
Jan-26	601,784,020	578,142,925	4,939,825	0	18,701,270	0
Dec-25	602,406,872	562,604,707	16,124,892	0	23,677,273	0
Nov-25	603,068,940	579,352,475	0	4,959,106	18,757,359	0
Oct-25	603,687,210	579,934,876	4,968,405	0	18,783,929	0
Sep-25	604,344,860	604,344,860	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8A2	30504481	9,248,626.80	9,262,467.22	57,900,000.00	09/24/25	5,123,473.00	1.70000	06/30/24	10/06/24	279
8A3	30504482	9,248,626.80	9,262,467.22	57,900,000.00	09/24/25	5,123,473.00	1.70000	06/30/24	10/06/24	279
42	30504039	4,870,368.67	4,899,691.45	8,000,000.00	09/05/19	114,835.82	0.35000	06/30/25	10/06/29	277
Totals		23,367,622.27	23,424,625.89	123,800,000.00		10,361,781.82

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8A2	30504481	OF	NV	10/15/24	7

8/11/2026 - As of July 2026, multiple owner-user prospects have shown preliminary interest in the Property. One group has toured the Property. Receiver and Special Servicer are evaluating three sales listing proposals.

8A3	30504482	Various	Various	10/15/24	7

8/11/2026 - As of July 2026, multiple owner-user prospects have shown preliminary interest in the Property. One group has toured the Property. Receiver and Special Servicer are evaluating three sales listing proposals.

42	30504039	OF	CT	11/13/25	7

8/11/2026 - The Special Servicer received approval to implement a receiver and pursue foreclosure of the Property on 7/20/2026. Lender''s counsel is currently drafting the complaint, which is expected to be filed by the end of Q3 2026.As of

12/31/2025, th e Property was 60.67% occupied, and NOI was equal to $206,028 , resulting in a DSCR 0.63x. The Borrower has not provided 2026 Q1 or Q2 financials despite multiple requests from the Special Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8A2	30504481	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	06/05/25
8A2	30504481	0.00	4.97948%	0.00	4.97948%	9	06/05/25	10/06/24	05/22/25
8A3	30504482	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	06/05/25
8A3	30504482	0.00	4.97948%	0.00	4.97948%	9	06/05/25	10/06/24	05/22/25
23	30317192	0.00	3.94000%	0.00	3.94000%	8	05/17/22	05/17/22	06/16/22
23	30317192	0.00	3.94000%	0.00	3.94000%	8	06/16/22	05/17/22	05/17/22
27	30317195	8,644,630.41	4.60000%	8,644,630.41	4.60000%	10	11/17/20	06/06/20	01/06/21
27	30317195	0.00	4.60000%	0.00	4.60000%	10	01/06/21	06/06/20	11/17/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8A2	0.00	0.00	3,988.01	0.00	0.00	3,740.49	0.00	0.00	5,871.13	0.00	0.00	0.00
8A3	0.00	0.00	0.00	0.00	0.00	3,740.49	0.00	0.00	5,871.13	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	678.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	473.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	451.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,988.01	0.00	1,603.19	7,480.98	0.00	0.00	11,742.26	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,814.44

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CSAIL 2019-C18 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27